INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAXES
INCOME TAXES

13.INCOME TAXES

The Company’s effective tax rate from continuing operations was 0% for the three months ended March 31, 2022 and 2021. The Company recorded no income tax provision for the three months ended March 31, 2022 and 2021.

The provision for income taxes during the interim reporting periods is calculated by applying an estimate of the annual effective tax rate for the full fiscal year to “ordinary” income or loss for the reporting period. Each quarter, the estimate of the annual effective tax rate is updated, and if the estimated effective tax rate changes, a cumulative adjustment is made. There is a potential for volatility of the effective tax rate due to several factors, including changes in the mix of the pre-tax income and the jurisdictions to which it relates, changes in tax laws, business reorganizations and settlements with taxing authorities.

The income tax rates vary from the US federal statutory rate of 21% primarily due to the full valuation allowance on the Company’s deferred tax assets. The Company has recorded the full valuation allowance based on an evaluation of both positive and negative evidence, including latest forecasts and cumulative losses in recent years. The Company has concluded that it was more likely than not that none of its deferred tax assets would be realized.

12.INCOME TAXES

For the years ended December 31, 2021 and 2020, the Company recognized no provision or benefit from income taxes.

The following is a reconciliation of the effective income tax rate to the statutory federal income tax rate for the years ended December 31, 2021 and 2020.

	2021	2020
Federal income tax at statutory rates	21.00%	21.00%
Federal income tax rate reduction
Change in valuation allowance	(21.00)	(21.00)
Effective income tax rate	—%	—%

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets relate primarily to its net operating loss carryforwards and other balance sheet basis differences. The Company recorded a valuation allowance to fully offset the net deferred tax asset, because it is more likely than not that the Company will not realize future benefits associated with these deferred tax assets as of December 31, 2021 and 2020 due to the significant uncertainty about the realization of the deferred tax asset until the Company can operate profitably.

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets are as follows as of December 31:

	2021	2020
Deferred tax assets (liabilities):
Net operating loss carryforward	8,135,900	3,842,900
Stock compensation expense	4,169,200	3,379,000
Research and development tax credit	874,400	—
Intangible assets	95,300	23,600
Total gross deferred tax assets	13,274,800	7,245,500
Valuation allowance	(13,274,100)	(7,061,600)
Property and equipment	(700)	(183,900)
Net deferred tax assets (liabilities)	—	—

As of December 31, 2021 and 2020, the Company has a U.S. net operating loss (“NOL”) carryforward of $38,742,400 and $18,299,500, respectively.

The NOL carryforwards may be subject to annual limitations due to “change in ownership” provisions of Internal Revenue Code Section 382 (“Section 382”) that can be triggered due to future ownership changes. Additionally, the NOL loss carryforwards are subject to examination and adjustments by the Internal Revenue Service until the statute of limitations closes on the year in which the NOL is utilized.

Under Section 382, a corporation that undergoes an “ownership change” is subject to an annual limitation on its ability to utilize its pre-change NOL, tax credits or other tax attributes to offset future taxable income or taxes. For these purposes, an ownership change generally occurs where the aggregate stock ownership of one or more stockholders or groups of stockholders who own greater than

5% of a corporation’s stock increases its ownership by more than 50 percentage points over its lowest ownership percentage within a specified testing period. The Company recently performed a Section 382 study to determine whether any of our existing NOLs, tax credits, or other tax attributes would be subject to such limitation. The Company determined, based on that study, that it underwent an “ownership change” during the years ended December 31, 2021 and 2020. The Company believes that the annual limitation will not result in the expiration of any NOLs prior to utilization. However, the annual limitation would result in the expiration of a portion of the research and development tax credit as of December 31, 2021.

As of December 31, 2021and 2020, there were no material uncertain tax positions taken by the Company. Additionally, the Company does not expect any unrecognized tax benefits to change significantly over the next twelve months.

As of December 31, 2021, the Company is not currently under audit by any income tax authority.